WARRANTS LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 21, 2015	Dec. 21, 2016	Dec. 31, 2016	May 18, 2016	Dec. 31, 2015
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Average exercise price					$ 0.058
May 1, 2014 Warrants ($0.10 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding				1,500,000		1,500,000
Fair value of Warrants Liabilities				$ 26
Average exercise price				$ 0.10
November 2015 Warrants ($0.05 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			4,000,000		4,000,000
Fair value of Warrants Liabilities	[1]			$ 155		$ 175
Average exercise price				$ 0.05
November 2015 Warrants ($0.075 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			4,000,000		4,000,000
Fair value of Warrants Liabilities	[1]			$ 128		$ 174
Average exercise price				$ 0.075
November 2015 Warrants ($0.06875c per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[1]			4,480,000		4,480,000
Fair value of Warrants Liabilities	[1]			$ 150		$ 195
Average exercise price				$ 0.06875
February 3, 2016 Warrants ($0.06 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[2]			1,500,000
Fair value of Warrants Liabilities	[2]			$ 42
Average exercise price				$ 0.06
February 2016 Offering ($0.10 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			17,500,000
Fair value of Warrants Liabilities	[3]			$ 485
Average exercise price				$ 0.10
February 2016 Offering ($0.061 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			2,800,000
Fair value of Warrants Liabilities	[3]			$ 101
Average exercise price				$ 0.061
February 2016 Offering ($0.11 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[3]			1,400,000
Fair value of Warrants Liabilities	[3]			$ 36
Average exercise price				$ 0.11
July 2016 Offering ($0.11 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			18,266,668
Fair value of Warrants Liabilities	[4]			$ 512
Average exercise price				$ 0.11
July 2016 Offering ($0.121c per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			928,000
Fair value of Warrants Liabilities	[4]			$ 25
Average exercise price				$ 0.121
July 2016 Offering ($0.083 per share) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[4]			928,000
Fair value of Warrants Liabilities	[4]			$ 30
Average exercise price				$ 0.083
October 2016 Offering ($0.075 per shares) [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding	[5]			10,000,000
Fair value of Warrants Liabilities	[5]			$ 353
Average exercise price				$ 0.075
Warrant [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Warrants outstanding				67,302,668		13,980,000
Fair value of Warrants Liabilities				$ 2,045		$ 544
Average date to maturity (in years)		4 years 9 months 11 days	4 years 3 months
Average exercise price				$ 0.0901		$ 0.06825

[1]	Pursuant to the November 2015 Offering, the Company sold warrants to purchase up to 4,000,000 shares of Common Stock at an exercise price per share of $0.05 and warrants to purchase up to 4,000,000 shares of Common Stock at an exercise price per share of $0.075. The Warrants are exercisable until December 22, 2020 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $209 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[2]	On February 3, 2016, the Company issued warrants to purchase up to 1,500,000 shares of our common stock of the Company at an exercise price of $0.06 per share, in full satisfaction of certain obligations of the Company. The Warrants are exercisable until February 2, 2019 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $87 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[3]	Pursuant to the February 2016 Offering, the Company sold warrants to purchase up to 17,500,000 shares of Common Stock at an exercise price per share of $0.10. The Warrants are exercisable until February 14, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $847 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[4]	Pursuant to the July 2016 Offering, the Company sold warrants to purchase up to 18,266,668 shares of Common Stock at an exercise price per share of $0.11. The Warrants are exercisable until July 25, 2021 and were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $1,140 at the date of issuance using the Black-Scholes option pricing model using the following assumptions:
[5]	Pursuant to the October 2016 Offering, the Company sold warrants to purchase up to 10,000,000 shares of Common Stock at an exercise price per share of $0.075. 6,666,666 Warrants are exercisable until October 24, 2021 and the balance are exercisable until December 19, 2021. The warrants were accounted for as derivative liabilities. The Company has estimated the fair value of such warrants at a value of $504 at the date of issuances using the Black-Scholes option pricing model using the following assumptions: